Income taxes - Income tax reconciliation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income taxes
Income (loss) before income taxes	$ 1,064	$ 331	$ 576	$ (1,976)
Statutory rates (as a percent)	34.00%	34.00%	34.00%	34.00%
Income taxes at statutory rate	$ (362)	$ (112)	$ (196)	$ 672
Adjustments that affect the basis of taxes:
Tax incentives	179	29	489	61
Equity results	14	31	(23)	67
Addition (reversal) of tax loss carryforward	(6)	(267)	394	(495)
Others	30	(154)	(160)	(146)
Income taxes	$ (145)	$ (473)	$ 504	$ 159